Property, Plant, and Equipment - Schedule of Property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total property, plant and equipment	$ 24,107	$ 19,794
Accumulated depreciation and amortization	(15,809)	(15,314)
Property, plant and equipment, net	8,298	4,480
Lab and build-to-suit equipment
Total property, plant and equipment	6,918	6,834
Office equipment
Total property, plant and equipment	7	19
Furniture and fixtures
Total property, plant and equipment	481	241
Computer and other equipment
Total property, plant and equipment	741	487
Leasehold improvements
Total property, plant and equipment	12,959	11,409
Construction-in-progress
Total property, plant and equipment	$ 3,001	$ 804